Reserves - Summary of Reserves (Parenthetical) (Detail) - Chinese accounting standards [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory reserve fund [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on statutory reserve	10.00%
Statutory reserve	¥ 1,275	¥ 3,218	¥ 1,927
Discretionary reserve fund [member]
Disclosure of reserves within equity [line items]
Discretionary reserve fund	¥ 3,218	1,927	3,438
General reserve [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on general reserve	10.00%
General reserve for catastrophe	¥ 1,275	3,218	1,927
Transfer of General reserve to subsidiaries	¥ 117	¥ 82	¥ 75